Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 1,520,393	$ 1,443,351	$ 619,532
Port expenses, bunkers, commissions, and other cost of goods and services sold	(430,313)	(459,468)	(240,937)
Operating expenses	(215,968)	(202,098)	(190,471)
Profit from sale of vessels	50,377	10,165	0
Administrative expenses	(82,932)	(55,005)	(51,542)
Other operating income and expenses	6,355	5,992	414
Share of profit/(loss) from joint ventures	0	152	(104)
Impairment losses on tangible assets	0	(2,647)	(4,645)
Depreciation and amortization	(149,311)	(139,023)	(130,851)
Operating profit (EBIT)	698,601	601,419	1,396
Financial income	14,259	4,037	241
Financial expenses	(60,858)	(48,793)	(42,382)
Profit/(loss) before tax	652,002	556,663	(40,745)
Tax	(4,035)	5,911	(1,344)
Net profit/(loss) for the year	647,967	562,574	(42,089)
Net profit/(loss) for the year attributable to:
TORM plc shareholders	648,265	562,754	(42,089)
Non-controlling interest	(298)	(180)	0
Net profit/(loss) for the year	$ 647,967	$ 562,574	$ (42,089)
Earnings per share for TORM plc shareholders
Basic earnings/(loss) per share (in USD per share)	$ 7.75	$ 6.92	$ (0.54)
Diluted earnings/(loss) per share (in USD per share)	$ 7.48	$ 6.80	$ (0.54)